Note 6 - Accrued expenses (Detail) - Accrued Expenses (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued executive severance	$ 542,269
Accrued other	53,528	54,067
	721,916	190,583
Audit and Tax Preparation [Member]
Accrued professional fees	102,600	75,516
Legal and Professional Fees [Member]
Accrued professional fees	$ 23,519	$ 61,000